ORGANIZATION AND BUSINESS (Tables)	12 Months Ended
Jun. 30, 2024
ORGANIZATION AND BUSINESS
Schedule of consolidated financial statements of the Company and the entities

Percentage of
	Date of Incorporation or	Place of	direct or indirect
Name	Acquisition	Incorporation	economic ownership
Subsidiaries
Lead Real Estate Global Co., Ltd (“LRE Dallas”)	September 2017	Texas	100% by Lead Real Estate
Real Vision Co., Ltd. (“Real Vision”)	July 2006	Japan	100% by Lead Real Estate
Lead Real Estate HK Co., Limited (“LRE HK”)	February 2014	Hong Kong	100% by Lead Real Estate
Consolidated VIEs
Lead Real Estate Cayman Limited (“LRE Cayman”)	August 2019	Cayman Islands	100% by CEO
Sojiya Japan K.K. (Sojiya Japan)	January 2020	Japan	50% by Lead Real Estate and 50% by CEO